SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2021
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

20.  SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

This account consists of the following:

	2020	2021
Short-term bank loans	9,934	6,682
Current maturities of long-term borrowings	9,350	9,690
Total	19,284	16,372

a.	Short-term bank loans

		2020		2021
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	897	—	1,028
Bank Mandiri	Rp	—	2,900	—	550
Sub-total			3,797		1,578
Third parties
HSBC	Rp	—	2,304	—	1,937
	US$	0	4	—	—
MUFG Bank	Rp	—	2,611	—	1,853
Bank DBS	Rp	—	573	—	545
	US$	1	13	—	—
PT Bank UOB Indonesia ("UOB Indonesia")	Rp	—	200	—	400
BCA	Rp	—	—	—	350
PT Bank Tabungan Pensiunan Nasional Tbk. ("BTPN")	Rp	—	110	—	—
SCB	Rp	—	100	—	—
Bank CIMB Niaga	Rp	—	78	—	—
Others (each below Rp75 billion)	Rp	—	73	—	19
	US$	5	71	—	—
Sub-total			6,137		5,104
Total			9,934		6,682

Other significant information relating to short-term bank loans as of December 31, 2021 is as follows:

			Total
			facility
			(in			Interest rate per
	Borrower	Currency	billions)*	Maturity date	Interest rate	annum	Security**
BNI
2014 - 2017	GSD, Sigma[a]	Rp	475	April 9, 2022 - November 7, 2022	Monthly	7.90% - 8.50%	Trade receivables, property and equipment, and inventory
2017 - 2021	Infomedia[b], Sigma[h], Metranet, Telkom Infra	Rp	1,170	February 18, 2022 - June 6, 2022	Monthly	1 month JIBOR + 2.10% - 2.50%	Trade receivables
Mandiri
2021	Telkomsel, Nutech	Rp	4,050	May 11, 2022 - October 25, 2022	Monthly, Quarterly	3.75% - 9.00%	Trade receivables and property and equipment
2020	Finnet	Rp	500	April 28, 2022	Monthly	1 month JIBOR + 1.50%	None
HSBC
2014	Sigma[c,h]	Rp	400	July 14, 2022	Monthly	Under BLR 7.40%	Trade receivables
2018 - 2020	Sigma[g], Metra, PINS, Metranet,Telkomsat, GSD	Rp	2,053	December 31, 2021 - June 29, 2022	Monthly, Quarterly	1 month JIBOR + 0.80% 3 months JIBOR + 1.00%	None
MUFG Bank
2018 - 2021	Infomedia, Metra, GSD, Telkom Infra, Telkomsel	Rp	3,030	October 30, 2022 - April 20, 2023	Monthly	1 month JIBOR + 0.50% - 0.70%	None
DBS
2016	Sigma[d,e]	US$	0.02	July 31, 2022	Semi-annually	3.25% (US$). 10.75% (Rp)	Trade receivables
2018	Telkom Infra, Infomedia	Rp	600	July 31, 2022	Monthly	1 month JIBOR + 1.20%	None
UOB Indonesia
2016	Finnet[f]	Rp	500	December 20, 2022	Monthly	1 month JIBOR + 1.75%	None
BCA
2021	Telkomsel	Rp	500	December 3, 2022	Monthly	3.40%	None

*   In original currency

** Refer to Note 6, Note 8, and Note 13 for details of trade receivables, inventory, and property and equipment pledged as collateral.

[a] Based on the latest amendment on April 23, 2019.

[b] Based on the latest amendment on March 28, 2018 and July 6, 2018.

[c] Based on the latest amendment on July 16, 2018 and November 17, 2021.

[d] Based on the latest amendment on December 5, 2018.

[e] Facility in U.S. Dollar. Withdrawal can be executed in U.S. Dollar and Rupiah.

[f] Based on the latest amendment on December 11, 2020.

[g] Based on the latest amendment on April 23, 2021.

[h] Unsettled loan will be automatically extended.

On November 27, 2020, the Company entered into a credit agreement with HSBC with total facilities amounting to Rp500 billion. As of December 31, 2021, all facilities has not been used.

On March 29, 2021, the Company and Telkom Infra entered into a credit agreement with BNI with total facilities amounting to Rp735 billion. As of December 31, 2021, the unused facilities amounted to Rp108 billion.

On April 23, 2021, the Company, Sigma, and Melon entered into a credit agreement amendment with HSBC with total facilities amounting to Rp947 billion. As of December 31, 2021, the unused facilities amounted to Rp217 billion.

On August 26, 2021, the Company entered into a credit agreement amendment with Bank Permata with total facilities amounting to Rp400 billion. As of December 31, 2021, all facilities has not been used.

On September 10, 2021, the Company, Infomedia, and Telkom Infra entered into a credit agreement amendment with Bank DBS with total facilities amounting to Rp750 billion. As of December 31, 2021, the unused facilities amounted to Rp275 billion.

On October 14, 2021, the Company,  Metra, MD Media, Metranet, Telkomsat, and GSD entered into a credit agreement amendment with HSBC with total facilities amounting to Rp1,000 billion. As of December 31, 2021, the unused facilities amounted to Rp21 billion.

On October 22, 2021, the Company entered into a credit agreement amendment with Bank of China with total facilities amounting to Rp1,000 billion. As of December 31, 2021, all facilities has not been used.

On October 29, 2021, the Company, Metra, and Infomedia entered into a credit agreement amendment with MUFG Bank with total facilities amounting to Rp400 billion. As of December 31, 2021, the unused facilities amounted to Rp30 billion.

On October 29, 2021, the Company, Infomedia, MD Media, and Telkom Infra entered into a credit agreement amendment with MUFG Bank with total facilities amounting to Rp1,560 billion. As of December 31, 2021, the unused facilities amounted to Rp1,020 billion.

On October 29, 2021, the Company and GSD entered into a credit agreement amendment with MUFG Bank with total facilities amounting to Rp900 billion. As of December 31, 2021, the unused facilities amounted to Rp521 billion.

On December 24, 2021, the Company entered into a credit agreement amendment with Citibank with total facilities amounting to Rp500 billion. As of December 31, 2021, all facilities has not been used.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as limitation that the Company must have a majority shareholding of at least 51% of the subsidiaries and maintaining financial ratios. As of December 31, 2021, the Group has complied with all covenants or restrictions, except for certain loans. As of December 31, 2021, the Group obtained waivers from lenders to not demand the loan payment as a result of the breach of covenants for Telkom Infra and Sigma. The waivers from BNI, Bank DBS, and HSBC were received on November 29, 2021, December 30, 2021, and December 31, 2021, respectively.

The credit facilities were obtained by the Group for working capital purposes.

b.	Current maturities of long-term borrowings

	Notes	2020	2021
Two-step loans	21a	184	138
Bonds and notes	21b	478	2,200
Bank loans	21c	7,648	6,311
Other borrowings	21d	1,040	1,041
Total		9,350	9,690